Related Party Transactions Related Party Transactions (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related party		$ 7,000,000		$ 7,000,000
Interest rate borrowings		7.00%		7.00%
Ben M. Brigham
Related Party Transaction [Line Items]
Amount received from related party	$ 0	$ 0	$ 400,000	$ 0	$ 0	$ 600,000
Brigham Resources, LLC
Related Party Transaction [Line Items]
Land brokerage services payments					$ 100,000	$ 600,000